Convertible Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Notes
6.	CONVERTIBLE NOTES
Dow Notes
The Company issued convertible note agreements to the Dow Employees’ Pension Plan Trust (Dow Notes) in the amounts of $120, $480 and $120 on March 16, 2022, April 12, 2022 and April 18, 2022, respectively. The term for the March 16, 2022 note is two years from the issuance date and the term for the April 12, 2022 and April 18, 2022 notes is three years from the issuance date. Interest on the unpaid balances will accrue at the rate of eight percent per year. Upon the occurrence of a qualified financing event, as defined in the note agreements, prior to the maturity date, the principal plus accrued interest will convert into shares of the Company’s stock at a 20% discount on the price per share of the stock price. On February 8, 2022 an amendment was issued that includes an offering to convert Series
A-2
Preferred stock to Series B Preferred stock. At each issuance, the fair value of the conversion features was separated from the convertible notes and reported as a debt discount and derivative liability as discussed in Note 2, Recurring fair value measurements. For the nine months ended September 30, 2022, the Company recorded $21 as a debt discount and corresponding derivative liability. The fair value of the derivative liability is $0 as of September 30, 2022.
In August and September 2022, certain Dow Notes were amended to extend their maturity dates. The maturity dates for all Dow Notes as of September 30, 2022 are as follows:

Issue Date	Amount	Maturity Date
June 2021	$300	December 2022
September 2021	840	December 2024
October 2021	240	December 2024
November 2021	240	December 2024
March 2022	120	March 2024
April 2022	480	April 2025
April 2022	120	April 2025

	$2,340

Union Carbide Notes
The Company issued convertible note agreements to the Union Carbide Employees’ Pension Plan Trust (Union Carbide Notes) in the amounts of $80, $320 and $80 on March 16, 2022, April 12, 2022 and April 18, 2022, respectively. The term for the March 16, 2022 note is two years from the issuance date and the term for the April 12, 2022 and April 18, 2022 notes is three years from the issuance date. Interest on the unpaid balance will accrue at the rate of eight percent per year. Upon the occurrence of a qualified financing event, as defined in the note agreements, prior to the maturity date, the principal plus accrued interest will convert into shares of the Company’s stock at a 20% discount on the price per share of the stock price. On February 8, 2022 an amendment was issued that includes an offering to convert Series
A-2
Preferred stock to Series B Preferred stock.
In August and September 2022, certain Union Carbide Notes were amended to extend their maturity dates. The maturity dates for all Union Carbide Notes as of September 30, 2022 are as follows:

Issue Date	Amount	Maturity Date
June 2021	$200	December 2022
September 2021	560	December 2024
October 2021	160	December 2024
November 2021	160	December 2024
March 2022	80	March 2024
April 2022	320	April 2025
April 2022	80	April 2025

	$1,560

The fair value of the conversion features was separated from the convertible notes and reported as a debt discount and derivative liability as discussed in Note 2, Recurring fair value measurements. For the note issuances during the nine months ended September 30, 2022, the Company recorded a $14 discount and corresponding derivative liability. The fair value of the derivative liability is $0 as of September 30, 2022.
Dow and Union Carbide notes issued on April
 12, 2022 and April
 18, 2022
In connection with the notes issued to Dow and Union Carbide on April 12, 2022 and April 18, 2022, SeaStar Medical shareholders voted and agreed that, upon the filing of the Ninth Amended and Restated Certificate of Incorporation and immediately prior to the effective date of the Merger, SeaStar Medical shall convert or exchange each share of Series
A-1
Preferred Stock held by Dow and Union Carbide Pension Funds into 3 shares of common stock.
IBT Notes
During the nine months ended September 30, 2022, the Company converted additional unpaid invoices in the amounts of $76 and $20 into convertible note agreements with IBT and David Humes, respectively, (collectively the “IBT Notes”). The term for the IBT Notes is three years. Interest on the unpaid balances will accrue at the rate of eight percent per year. Upon the occurrence of a qualified financing event, as defined in the note agreements, prior to the maturity date, the principal plus accrued interest will convert into shares of the Company’s stock at a 20% discount on the price per share of the stock price. At issuance, the fair value of the conversion feature was separated from the convertible notes and reported as a debt discount and derivative liability. The Company recorded debt discounts and corresponding derivative liabilities totaling $17 related to the IBT Notes issued during the nine months ended September 30, 2022. The fair value of the derivative liability is $0 as of September 30, 2022.
Investor Notes
During the nine months ended September 30, 2022, the Company issued convertible notes to investors for a total amount of $422 (collectively the “Investor Notes”). The term of all notes is three years from the date of issuance. Interest on the unpaid principal balances will accrue at the rate of eight percent per year. Upon the occurrence of a qualified financing event, as defined in the note agreements, prior to the maturity date, the principal plus accrued interest will convert into shares of the Company’s stock at a 20% discount on the price per share of the stock price.
Pursuant to the terms of the Bridge Note Financing, SeaStar Medical agreed to convert, immediately prior to the effective date of a Merger, each share of Series
A-2
Preferred Stock and Series B Preferred Stock held by purchasers of notes into either (a) 1.4 shares of common stock of SeaStar Medical or (ii) 2 shares of common stock of SeaStar Medical, depending on the amount of participation. Accordingly, immediately prior to the effective date of a Merger, a total of 24,656 shares of Series
A-2
Preferred Stock and 3,623 shares of Series B Preferred Stock held by David Humes will be converted into 56,558 shares of common stock of SeaStar Medical (based on
1:2
conversion ratio). The fair value of the derivative liability is $0 as of September 30, 2022.
Omnibus Amendment
On April 12, 2022, the Company amended all its convertible note agreements with an omnibus amendment to stipulate that in the event that a Merger is consummated on or prior to maturity date, the outstanding balance of the notes shall automatically convert into shares of common stock of the Company at a conversion price equal to $10 per share of common stock immediately prior to the consummation of a Merger. As a result of this settlement feature included in the amended convertible note agreements, the Company determined the fair value of the derivative liability was $0 as of September 30, 2022.
The convertible notes and debt discounts consist of the following at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Dow Notes	$2,340	$1,620
Union Carbide Notes	1,560	1,080
IBT & David Humes Notes	210	114
Investor Notes	526	104
Unamortized Debt Discount	(176)	(359)

	4,460	2,559
Less current portion	(413)	(2,378)

	$4,047	$181

Future maturities of principal repayment of the convertible notes as of September 30, 2022 are as follows:

Years ending December 31:
2022 (remaining)	$500
2023	—
2024	2,618
2025	1,518

Total	$4,636

4.	CONVERTIBLE NOTES
Dow Notes
The Company issued convertible note agreements to the Dow Employees’ Pension Plan Trust (Dow) in the amounts of $300,000, $840,000, $240,000 and $240,000 on June 10, 2021, September 10, 2021, October 15, 2021 and November 15, 2021, respectively, (collectively the “Dow Notes”). The terms for the Dow Notes are one year from their respective issuance dates. Interest on the unpaid balances will accrue at the rate of eight percent per year. Upon the occurrence of a qualified financing event, as defined in the note agreements, prior to the maturity date, the principal plus accrued interest will convert into shares of the Company’s stock at a 20% discount on the price per share of the stock price. At each issuance, the fair value of the conversion features was separated from the convertible notes and reported as a debt discount and put option liability as discussed in Note 2, Recurring fair value measurements. In 2021, the Company recorded a total of $267,000 as debt discounts related to the Dow Notes.
Union Carbide Notes
The Company issued convertible note agreements to the Union Carbide Employees’ Pension Plan Trust (Union Carbide) in the amounts of $200,000, $560,000, $160,000 and $160,000 on June 10, 2021, September 10, 2021, October 15, 2021 and November 15, 2021, respectively, (collectively the “Union Carbide Notes”). The terms for the Union Carbide Notes are one year from their respective issuance dates. Interest on the unpaid balances will accrue at the rate of eight percent per year. Upon the occurrence of a qualified financing event, as defined in the note agreements, prior to the maturity date, the principal plus accrued interest will convert into shares of the Company’s stock at a 20% discount on the price per share of the stock price. At each issuance, the fair value of the conversion features was separated from the convertible notes and reported as a debt discount and put option liability as discussed in Note 2, Recurring fair value measurements. In 2021, the Company recorded a total of $177,000 as debt discounts related to the Union Carbide Notes.

IBT
 & David Humes Notes
On December 31, 2021, the Company converted unpaid invoices in the amounts of $69,000 and $45,000 into convertible note agreements with IBT and David Humes, respectively (collectively the “IBT Notes”). The term for the IBT Notes is three years. Interest on the unpaid balances will accrue at the rate of eight percent per year. Upon the occurrence of a qualified financing event, as defined in the note agreements, prior to the maturity date, the principal plus accrued interest will convert into shares of the Company’s stock at a 20% discount on the price per share of the stock price. The IBT Notes also include an offering to convert Series
A-2
Preferred stock to Series B Preferred stock. At issuance, the fair value of the conversion features was separated from the convertible notes and reported as a debt discount and put option liability as discussed in Note 2, Recurring fair value measurements. In 2021, the Company recorded a total of $29,000 as debt discounts related to the IBT Notes.
Investor Notes
On December 31, 2021, the Company issued convertible notes to investors for a total amount of $104,000 (collectively the “Investor Notes”). The term of all notes is three years from the date of issuance. Interest on the unpaid principal balances will accrue at the rate of eight percent per year. Upon the occurrence of a qualified financing event, as defined in the note agreements, prior to the maturity date, the principal plus accrued interest will convert into shares of the Company’s stock at a 20% discount on the price per share of the stock price and include an offering to convert Series
A-2
Preferred stock to Series B Preferred stock. At issuance, the fair value of the conversion features was separated from the convertible notes and reported as a debt discount and put option liability as discussed in Note 2, Recurring fair value measurements. In 2021, the Company recorded a total of $26,000 as debt discounts related to the Investor Notes.
The discounts recorded at the time of the above issuances are amortized to interest expense over the life of the convertible notes using the effective interest method. Amortization of the debt discounts for the years ended December 31, 2021 and 2020 was $140,000, and $0, respectively.
The convertible notes and debt discounts consist of the following at December 31 (in thousands):

	2021	2020
Dow Notes	$1,620	$—
Union Carbide Notes	1,080	—
IBT & David Humes Notes	114	—
Investor Notes	104
Unamortized Debt Discount	(359)	—

	2,559	—
Less current portion	(2,378)	—

	$181	$—

Future maturities of principal repayment of the convertible notes as of December 31, 2021 are as follows (in thousands):

Years ending December 31,
2022	$2,700
2023	—
2024	218

$2,918

Convertible promissory notes 2018 and 2019
Between 2018 and 2019, the Company entered into several convertible promissory notes with lenders with an aggregate principal amount of $15.7 million and original maturity dates in 2021. The convertible notes had interest rates of 15% per annum and were secured by all of the assets of the Company. The convertible notes contained settlement features which required the conversion of outstanding principal and interest into shares of the Company’s stock upon the occurrence of a change in control, initial public offering, or a qualified financing event. At issuance, the fair value of the conversion features was separated from the convertible notes and reported as a debt discount and put option liability. The Company recorded $4.5 million and $2.1 million as a debt discount during the years ended December 31, 2018 and 2019, respectively. The discount was amortized to interest expense over the life of the secured convertible notes using the effective interest method. Amortization of the debt discount for the year ended December 31, 2020, was $1.5 million.
In addition, in connection with obtaining the convertible notes, in prior years the Company paid $800,000 and $300,000 to third parties in deferred financing costs. The deferred financing costs were amortized to interest expense over the life of the convertible notes using the effective interest method. Amortization for the year ended December 31, 2020, was $239,000.
During 2020, the Company entered into settlement agreements with the existing lenders which converted outstanding notes payable principal and accrued interest to equity shares of the Company and released the Company from obligations related to the notes. Aggregate outstanding principal and accrued interest of $19.5 million was converted into Series
A-1
Preferred Stock, outstanding principal and accrued interest of $245,000 was converted into Series B Preferred Stock, and a convertible note with outstanding principal and accrued interest in the amount of $726,000 was settled for $300,000 in cash payments. The settlements were accounted for as a debt extinguishment with the fair value of the shares issued upon conversion considered part of the reacquisition price of the debt. The difference in the net carrying value of the original convertible notes and the fair value of reacquisition price of the debt was recorded as a gain on debt extinguishment in the amount of $6.3 million in the statement of operations for the year ended December 31, 2020. The outstanding balance of these notes was $0 at December 31, 2021 and 2020.